SHARE-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	48 Months Ended			96 Months Ended	0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Options exercisable only when the Company's common stocks become publicly traded or upon a liquidation of the Company	Jun. 08, 2011 Management	Mar. 31, 2010 Management	Mar. 31, 2010 Management Minimum	Mar. 31, 2010 Management Maximum	Mar. 31, 2011 Executives and consultants	Feb. 17, 2012 Employee	Mar. 18, 2013 Directors and employees	Feb. 27, 2014 Directors and employees $5.13	Mar. 18, 2013 Directors and employees $5.13	Feb. 27, 2014 Directors and employees $6.00	Mar. 18, 2013 Directors and employees $6.00	Sep. 12, 2013 Director
Share-based compensation
Share options granted (in shares)	629,000	850,000	61,843		41,843	240,000			302,855	80,000	330,000	356,300	440,000	72,700	80,000	200,000
Service period							3 years	4 years
Exercise price (in dollars per share)	$ 5.51	$ 5.21	$ 1.67		$ 0.01					$ 5.13	$ 5.13	$ 5.13	$ 5.13	$ 6.00	$ 6.00	$ 6.00
Number of options modified (in shares)										60,000
Exercise price of options modified (in dollars per share)										$ 5.13
Vesting period												1 year 4 months 6 days		1 year 10 months 28 days		3 years 6 months 18 days
Number of options modified (in shares)	25,000		50,000
Exercise price of options modified (in dollars per share)	$ 6.00		$ 5.13
Period for which former employee should not engage with any entity or business of healthcare management and consulting business in the PRC for exercise of options										2 years
Share-based compensation expenses	$ 930	$ 2,273	$ 216
Compensation cost related to options that will be recognized when the Company's common stock becomes publicly traded or a Company Sale				$ 5,966